CONSOLIDATED STATEMENTS OF INCOME AND RETAINED EARNINGS - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Revenues
Rental income	$ 19,531,846	$ 21,086,454
Recovery of real estate taxes		53,341
Total revenues	19,531,846	21,139,795
Expenses
Real estate operating expenses	14,024,623	11,892,572
Administrative and general expenses	5,085,360	5,468,489
Depreciation	1,661,280	1,960,994
Total expenses	20,771,263	19,322,055
Income (loss) from operations	(1,239,417)	1,817,740
Investment income and interest expense
Investment income	145,561	209,020
Change in fair value of marketable securities	35,372	278,629
Interest expense	(202,521)	(200,588)
Total investment income and interest expense:	(21,588)	287,061
Income (loss) before provision for income tax	(1,261,005)	2,104,801
Income tax provision (benefit)	(355,000)	590,000
Net income (loss)	$ (906,005)	$ 1,514,801
Income (loss) per common share, basic and diluted	$ (0.45)	$ 0.75
Dividends per share
Average common shares outstanding, basic and diluted	2,015,780	2,015,780